Derivative Assets and other financial instruments - Schedule of Derivative Assets (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Derivative Assets and Other Financial Instruments [Abstract]
Opening balance	$ 5,234	$ 20,406	$ 20,406
FX Reverse Convertible instruments	33,000		0
FX Reverse Convertible instruments settlements/matured contracts	(12,000)		0
FX option premium	0		194
Unrealized loss on derivative assets (interest rate caps)	(2,153)		(10,217)
Unrealized loss on FX option	0		(197)
Realized loss on FX Reverse Convertible instruments settlements/matured contracts	59		0
Fair value adjustment on derivative asset (interest rate caps)	(1,113)	(2,831)	(4,952)
Fair value adjustment on FX Reverse Convertible instruments	(73)	$ 0	0
Closing balance	22,954		5,234
Less: Current portion of derivative assets (interest rate caps) and other financial instruments	(22,954)		(5,234)
Non-current portion of derivative assets (interest rate caps) and other financial instruments	$ 0		$ 0